Trade and Other Receivables - Schedule of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Receivables [Line Items]
Deposits	$ 0.0	$ 0.1
Payroll receivables	5.3	9.3
Prepayments	66.3	108.2
Value Added Tax and import duties	53.4	62.9
Diesel rebate	1.2	1.0
Other	16.0	5.6
Trade and other receivables	198.0	263.7
Gold sales
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	18.7	44.1
Copper concentrate
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	29.6	25.8
Other
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	$ 7.5	$ 6.7